Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
Note 4.	Long-Term Debt

As of March 31, 2015 and December 31, 2014, our debt balances were as follows (in millions):

	Weighted- Average Interest Rate	Maturities	March 31, 2015	December 31, 2014
Senior Secured Term Loan	4.00%	2021	$385.3	$386.2
Senior Unsecured Notes	6.25%	2022	250.0	250.0

Total long-term debt			635.3	636.2
Less debt payable within one year			3.9	3.9

Long-term portion			$631.4	$632.3

Senior Unsecured Notes

The senior unsecured notes (the “Notes”) will mature on October 15, 2022 and interest will accrue at a rate of 6.25% per annum and will be payable semi-annually in arrears on April 15 and October 15 of each year.

Senior Secured Term Loan and Revolving Credit Facility

The senior secured term loan is under a credit agreement that established credit facilities in an aggregate principal amount of $640 million, including a five-year senior secured revolving credit facility allowing borrowings of up to $250 million, with a letter of credit sub-facility in an amount of $75 million and a swingline sub-facility in an amount of $25 million (the “Revolving Credit Facility”), and a seven-year senior secured term loan of $390 million (the “Term Loan Facility”). The Term Loan Facility is secured by substantially all of our assets located in the United States and a certain percentage of our foreign subsidiaries’ capital stock.

On April 30, 2015, we made a $50 million principal payment on our senior secured term loan without prepayment penalties pursuant to the terms of the governing loan agreement. We recognized a charge of $1 million in the second quarter of 2015 related to the write-off of related debt issuance costs and original issue discount.

Borrowings under the Term Loan Facility will bear interest, at Halyard’s option, at either (i) a reserve-adjusted LIBOR rate, subject to a floor of 0.75%, plus 3.25%, or (ii) a base rate, subject to a floor of 0.75%, (calculated as the greatest of (1) the prime rate, (2) the U.S. federal funds effective rate plus 0.50% or (3) the one month LIBOR rate plus 1.00%) plus 2.25%. The Term Loan Facility requires quarterly amortization payments equal to 0.25% of the aggregate principal amount of the term loans outstanding on the closing date. As of March 31, 2015, the interest rate in effect for the Term Loan Facility was 4.00%.

Borrowings under the Revolving Credit Facility will bear interest, at Halyard’s option, at either (i) a reserve-adjusted LIBOR rate, plus a margin initially equal to 2.25% and then, following Halyard’s delivery under the credit agreement of Halyard’s financial statements for Halyard’s fiscal quarter ending March 31, 2015, ranging between 1.75% to 2.50% per annum, depending on Halyard’s consolidated total leverage ratio, or (ii) the base rate plus a margin initially equal to 1.25% and then, following Halyard’s delivery of those financial statements, ranging between 0.75% to 1.50% per annum, depending on Halyard’s consolidated total leverage ratio. The unused portion of Halyard’s Revolving Credit Facility will be subject to a commitment fee equal to (i) 0.25% per annum, when Halyard’s consolidated total leverage ratio is less than 2.25 to 1.00 and (ii) 0.40% per annum, otherwise. As of March 31, 2015, we had no borrowings and letters of credit of $3 million outstanding under the Revolving Credit Facility, leaving $247 million available for borrowing.

Note 9.	Debt

As of December 31, 2014 and 2013, our debt balances were as follows (in millions):

	Weighted- Average Interest Rate	Maturities	December 31,
			2014	2013
Senior Secured Term Loan	4.00%	2021	$386.2	$—
Senior Unsecured Notes	6.25%	2022	250.0	—
Debt due to Kimberly-Clark	0.50%	2014	—	9.1
Bank loans and other financings in various currencies	0.60%	2014	—	2.8

Total long-term debt			636.2	11.9
Less debt payable within one year			3.9	11.9

Long-term portion			$632.3	$—

As of December 31, 2014, we were in compliance with all of our debt covenants, which are further described below. As of December 31, 2014, the scheduled principal payments on our long-term debt are $4 million each year for the next five years.

Senior Unsecured Notes

Prior to the Spin-off, we issued $250 million of senior unsecured notes (the “Notes”). The Notes will mature on October 15, 2022 and interest will accrue at a rate of 6.25% per annum from October 17, 2014 and will be payable semi-annually in arrears on April 15 and October 15 of each year, beginning on April 15, 2015.

The agreement governing the Notes contains covenants that, among other things, limit our ability and the ability of certain of our subsidiaries to:

•	incur additional indebtedness, guarantee indebtedness or issue disqualified stock or, in the case of our restricted subsidiaries, preferred stock;

•	pay dividends on, repurchase or make distributions in respect of our capital stock;

•	make certain investments or acquisitions;

•	sell, transfer or otherwise convey certain assets;

•	create liens;

•	enter into agreements restricting certain subsidiaries’ ability to pay dividends or make other intercompany transfers;

•	consolidate, merge, sell or otherwise dispose of all or substantially all of our and our subsidiaries’ assets;

•	enter into transactions with affiliates; and

•	prepay certain kinds of indebtedness.

Senior Secured Term Loan and Revolving Credit Facility

Prior to the Spin-off, we entered into a credit agreement establishing credit facilities in aggregate principal amount of $640 million, including a five-year senior secured revolving credit facility allowing borrowings of up to $250 million, with a letter of credit sub-facility in an amount of $75 million and a swingline sub-facility in an amount of $25 million (the “Revolving Credit Facility”), and a seven-year senior secured term loan of $390 million (the “Term Loan Facility”).

The Term Loan Facility is secured by substantially all of our assets located in the United States and a certain percentage of our foreign subsidiaries’ capital stock. The credit agreement contains covenants similar to those described above. Pursuant to the restrictive covenants that limit our ability to pay dividends, we have the ability to pay dividends, repurchase stock and make investments up to an “Available Amount,” as defined in the credit agreement governing the Term Loan Facility and the Revolving Credit Facility, provided that we are in compliance with all required covenants, there are no events of default and upon meeting certain financial ratios.

In conjunction with the credit agreements described above, we paid $12 million in financing fees and the loan was issued at a discount of $4 million, which amounts were deferred and will be amortized to interest expense over the life of the credit agreement using the effective interest method.

Borrowings under the Term Loan Facility will bear interest, at Halyard’s option, at either (i) a reserve-adjusted LIBOR rate, subject to a floor of 0.75%, plus 3.25%, or (ii) a base rate, subject to a floor of 0.75%, (calculated as the greatest of (1) the prime rate, (2) the U.S. federal funds effective rate plus 0.50% or (3) the one month LIBOR Rate plus 1.00%) plus 2.25%. The Term Loan Facility requires quarterly amortization payments equal to 0.25% of the aggregate principal amount of the term loans outstanding on the closing date. As of December 31, 2014, the interest rate in effect for the Term Loan Facility was 4.00%.

Borrowings under the Revolving Credit Facility will bear interest, at Halyard’s option, at either (i) a reserve-adjusted LIBOR rate, plus a margin initially equal to 2.25% and then, following Halyard’s delivery under the credit agreement of Halyard’s financial statements for Halyard’s fiscal quarter ending March 31, 2015, ranging between 1.75% to 2.50% per annum, depending on Halyard’s consolidated total leverage ratio, or (ii) the base rate plus a margin initially equal to 1.25% and then, following Halyard’s delivery of those financial statements, ranging between 0.75% to 1.50% per annum, depending on Halyard’s consolidated total leverage ratio. The unused portion of Halyard’s Revolving Credit Facility will be subject to a commitment fee equal to (i) 0.25% per annum, when Halyard’s consolidated total leverage ratio is less than 2.25 to 1.00 and (ii) 0.40% per annum, otherwise. As of December 31, 2014, we had no borrowings and letters of credit of $2 million outstanding under the Revolving Credit Facility, leaving $248 million available for borrowing.

In the prior year, the debt due to Kimberly-Clark was subject to repayment upon demand, and accordingly was classified in current liabilities on the combined and consolidated balance sheet. The debt due to Kimberly-Clark of $9 million as of December 31, 2013 was repaid in the Spin-off.

In the prior year, the bank loan operated as a short-term revolver, and the balance owed at December 31, 2013 of $3 million was repaid in March 2014.